Post employment benefits - Balance sheet analysis of post employment plans (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of defined benefit plans [abstract]
Surplus restriction	£ 1	£ 3